EXPENSES BY NATURE - Schedule of attribution of expenses by nature to their function (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Cost of Sales	$ 110,587	$ 14,405
Operating Expenses
General and administrative expenses	10,573	3,658
Sales and marketing expense	7,808	905
Research and development expense	3,979	405
Total Cost of Sales and Operating Expenses	132,947	19,373
General and Administration Expense [Member]
Operating Expenses
Salaries and Benefits	3,748	1,078
Stock Based Compensation for employees	1,333	744
Administrative Expenses	1,006	348
Consultancy Expenses	3,425	1,164
Depreciation Expense	213	91
Distribution and administrative expense	848	233
Marketing Expenses [Member]
Operating Expenses
Salaries and Benefits	327	0
Stock Based Compensation for employees	135	143
Stock Based Compensation for agents	2,194	69
Revenue Share	4,454	180
Other Marketing and Advertising Cost	698	513
Research and Development Expenses [Member]
Operating Expenses
Salaries and Benefits	840	0
Stock Based Compensation for employees	1,545	182
Other Research and Development	$ 1,594	$ 223